Cash Flow Statements Reconciliation	12 Months Ended
Jun. 30, 2025
Cash Flow Statement Reconciliation [Abstract]
Cash Flow Statements Reconciliation

Note 33. Cash Flow Statements Reconciliation

	2025	2024	2023
	US$(000's)	US$(000's)	US$(000's)
(a) Reconciliation to cash at the end of the year
Cash at bank and in hand (Note 18)	48,443	172,471	89,189
	48,443	172,471	89,189
(b) Reconciliation of net loss after tax to net cash flows from operations
Net loss for the year	(162,791)	(220,242)	(142,521)
Adjustments for:
Income tax benefit recognized in profit or loss	(6,947)	(9,412)	(5,926)
Net loss of disposal of non-current assets	3	—	—
Write off of Property Plant and Equipment	50	—	—
Depreciation of non-current assets	7	19	17
Depreciation of right-of-use assets	84	84	84
Interest expense on DFA* (includes amounts to related parties $32,793 (2024: $24,699, 2023: $13,462))	46,457	30,263	13,462
Gain on remeasurement of financial liability - DFA	—	(387)	(12,302)
Fair value (gain)/loss on Investor options	(28,283)	11,224	—
Share-based payments expense	6,128	5,085	5,835
Net foreign exchange differences	1,334	107	489
	18,833	36,983	1,659
Changes in:
Payables	(29,517)	19,503	7,297
Receivables	1,007	(790)	379
Prepayments	3,614	(1,675)	6,142
Provisions	112	266	137
Net cash flows used in operating activities before tax	(168,742)	(165,955)	(126,907)
R&D tax incentive received	10,398	5,926	6,299
Current US tax paid	(300)	(986)	—
Net cash flows used in operating activities	(158,644)	(161,015)	(120,608)